Liquidity (Details)	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Liquidity [Abstract]
Company reported net loss	¥ 145,479,105	¥ 106,004,401	¥ 191,826,242
Accumulated deficit	(1,874,037,965)	¥ (1,590,567,163)		$ (272,718,245)
Cash	370,400,000			53,900,000
Outstanding bank loans and other borrowing	¥ 487,500,000			$ 70,900,000